JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.3%
General Dynamics Corp.	9,455	2,113,949
Huntington Ingalls Industries, Inc.	4,168	957,265
L3Harris Technologies, Inc.	9,019	1,709,010
RTX Corp.	29,487	2,592,792
Textron, Inc.	16,276	1,265,784
		8,638,800
Automobiles & Parts — 2.0%
BorgWarner, Inc.	32,148	1,494,882
Ford Motor Co.	176,901	2,336,862
General Motors Co.	65,736	2,522,290
Gentex Corp.	49,046	1,646,965
Genuine Parts Co.	11,343	1,766,332
Lear Corp.	9,712	1,503,029
LKQ Corp.	29,335	1,607,265
Phinia, Inc. *	6,341	179,894
		13,057,519
Banks — 4.6%
Bank OZK (a)	14,295	625,120
BOK Financial Corp.	6,670	594,164
Citigroup, Inc.	78,955	3,762,995
Citizens Financial Group, Inc.	42,713	1,377,921
Columbia Banking System, Inc.	30,047	671,551
Comerica, Inc.	18,062	974,626
Fifth Third Bancorp	51,955	1,511,891
First Hawaiian, Inc. (a)	36,118	747,281
First Horizon Corp.	66,599	907,744
FNB Corp.	94,626	1,210,267
Huntington Bancshares, Inc.	122,217	1,495,936
KeyCorp	87,420	1,076,140
M&T Bank Corp.	9,112	1,274,404
New York Community Bancorp, Inc.	132,976	1,844,377
PNC Financial Services Group, Inc. (The)	3,657	500,607
Popular, Inc. (Puerto Rico)	18,990	1,377,725
Prosperity Bancshares, Inc.	7,072	447,799
Regions Financial Corp.	79,382	1,617,011
Synovus Financial Corp.	31,487	1,067,409
Truist Financial Corp.	65,129	2,163,585
US Bancorp	61,596	2,444,129
Webster Financial Corp.	17,583	832,028
Western Alliance Bancorp	18,639	968,296
Zions Bancorp NA	23,763	908,935
		30,401,941
Beverages — 0.4%
Keurig Dr Pepper, Inc.	26,871	913,883
Molson Coors Beverage Co., Class B	23,547	1,642,874
		2,556,757

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — 1.0%
Chemours Co. (The)	10,047	371,538
Dow, Inc.	36,914	2,084,534
Huntsman Corp.	46,421	1,381,953
LyondellBasell Industries NV, Class A	19,937	1,970,972
Mosaic Co. (The)	13,561	552,746
		6,361,743
Construction & Materials — 1.2%
Acuity Brands, Inc.	4,668	771,340
Builders FirstSource, Inc. *	13,214	1,908,498
Fortune Brands Innovations, Inc.	12,908	917,372
Louisiana-Pacific Corp.	20,352	1,549,398
MDU Resources Group, Inc.	36,869	815,542
Owens Corning	12,980	1,817,070
		7,779,220
Consumer Services — 0.8%
eBay, Inc.	41,826	1,861,675
Grand Canyon Education, Inc. *	3,687	400,224
H&R Block, Inc.	38,283	1,286,692
Service Corp. International	23,042	1,535,749
U-Haul Holding Co. (a)	3,210	195,361
		5,279,701
Electricity — 2.0%
Avangrid, Inc. (a)	17,450	647,046
Consolidated Edison, Inc.	20,308	1,926,417
Dominion Energy, Inc.	6,932	371,209
Evergy, Inc.	18,963	1,137,211
Exelon Corp.	17,945	751,178
Hawaiian Electric Industries, Inc.	23,850	915,602
NRG Energy, Inc.	21,983	835,134
OGE Energy Corp.	38,376	1,387,292
Pinnacle West Capital Corp.	18,516	1,533,495
PPL Corp.	63,977	1,761,287
Southern Co. (The)	28,722	2,077,749
		13,343,620
Electronic & Electrical Equipment — 1.9%
Crane Co.	8,261	773,973
Crane NXT Co.	11,530	682,000
Emerson Electric Co.	24,854	2,270,413
Hubbell, Inc.	5,588	1,743,456
Johnson Controls International plc	34,048	2,368,038
MKS Instruments, Inc.	11,690	1,276,197
nVent Electric plc	30,393	1,607,182
Pentair plc	23,663	1,644,579
		12,365,838

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.6%
Ally Financial, Inc.	49,870	1,523,030
MGIC Investment Corp.	86,168	1,442,452
OneMain Holdings, Inc.	29,430	1,338,477
		4,303,959
Food Producers — 2.4%
Archer-Daniels-Midland Co.	30,220	2,567,491
Bunge Ltd.	4,543	493,688
Campbell Soup Co.	32,241	1,477,282
Conagra Brands, Inc.	49,375	1,619,994
General Mills, Inc.	31,562	2,358,944
Ingredion, Inc.	8,337	927,575
J M Smucker Co. (The)	11,103	1,672,667
Kellogg Co.	16,544	1,106,628
Kraft Heinz Co. (The)	55,788	2,018,410
Post Holdings, Inc. *	7,165	611,174
Tyson Foods, Inc., Class A	25,550	1,423,646
		16,277,499
Gas, Water & Multi-utilities — 0.7%
Duke Energy Corp.	34,029	3,185,795
National Fuel Gas Co.	12,066	640,825
UGI Corp.	35,107	947,538
		4,774,158
General Industrials — 2.8%
3M Co.	20,212	2,253,638
Amcor plc	91,512	938,913
Berry Global Group, Inc.	13,332	874,179
Dover Corp.	11,038	1,611,217
DuPont de Nemours, Inc.	30,876	2,396,904
Eaton Corp. plc	17,834	3,661,677
Packaging Corp. of America	11,477	1,759,998
Parker-Hannifin Corp.	6,908	2,832,349
Silgan Holdings, Inc.	23,134	1,014,426
WestRock Co.	43,795	1,457,935
		18,801,236
Health Care Providers — 4.1%
Centene Corp. *	23,201	1,579,756
Cigna Group (The)	12,776	3,770,198
Elevance Health, Inc.	9,362	4,415,400
Encompass Health Corp.	10,246	676,543
Humana, Inc.	5,659	2,585,201
Premier, Inc., Class A	27,860	773,115
UnitedHealth Group, Inc.	24,179	12,243,520
Universal Health Services, Inc., Class B	10,246	1,423,784
		27,467,517

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 2.0%
DR Horton, Inc.	19,623	2,492,513
Leggett & Platt, Inc.	39,960	1,169,230
Lennar Corp., Class A	17,844	2,263,155
Newell Brands, Inc.	100,952	1,126,624
NVR, Inc. *	183	1,154,079
PulteGroup, Inc.	23,402	1,974,895
Toll Brothers, Inc.	19,747	1,586,276
Whirlpool Corp.	9,677	1,396,004
		13,162,776
Industrial Engineering — 1.7%
AGCO Corp.	9,708	1,292,135
Brunswick Corp.	9,901	854,555
Caterpillar, Inc.	16,896	4,480,313
Cummins, Inc.	7,764	2,024,851
Snap-on, Inc.	6,087	1,658,342
Stanley Black & Decker, Inc.	10,012	993,891
		11,304,087
Industrial Materials — 0.2%
International Paper Co.	36,158	1,303,857
Industrial Metals & Mining — 0.9%
Cleveland-Cliffs, Inc. *	44,530	785,955
Nucor Corp.	13,901	2,392,223
Reliance Steel & Aluminum Co.	6,499	1,903,297
United States Steel Corp.	34,468	878,934
		5,960,409
Industrial Support Services — 1.4%
ADT, Inc. (a)	83,688	533,929
Capital One Financial Corp.	21,780	2,548,695
Fidelity National Information Services, Inc.	11,402	688,453
ManpowerGroup, Inc.	15,055	1,187,538
MSC Industrial Direct Co., Inc., Class A	13,891	1,401,880
Robert Half, Inc.	7,525	557,979
Synchrony Financial	45,354	1,566,527
Western Union Co. (The)	95,509	1,163,300
		9,648,301
Industrial Transportation — 2.7%
Allison Transmission Holdings, Inc.	25,862	1,517,841
FedEx Corp.	12,077	3,260,186
Knight-Swift Transportation Holdings, Inc.	26,464	1,607,688
Norfolk Southern Corp.	10,503	2,453,396
Oshkosh Corp.	6,414	590,537
PACCAR, Inc.	26,714	2,300,877
Ryder System, Inc.	14,323	1,463,094

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Schneider National, Inc., Class B	26,427	814,216
Union Pacific Corp.	16,718	3,878,910
		17,886,745
Investment Banking & Brokerage Services — 1.5%
Bank of New York Mellon Corp. (The)	43,698	1,982,141
Carlyle Group, Inc. (The) (a)	39,278	1,400,261
Franklin Resources, Inc.	48,074	1,405,684
Invesco Ltd.	75,072	1,261,210
Janus Henderson Group plc (a)	33,955	996,579
Jefferies Financial Group, Inc.	39,297	1,445,737
State Street Corp.	23,269	1,685,606
		10,177,218
Leisure Goods — 1.6%
Activision Blizzard, Inc. *	36,911	3,423,864
Garmin Ltd.	16,074	1,702,076
Harley-Davidson, Inc.	29,071	1,122,431
Hasbro, Inc.	18,228	1,176,800
Polaris, Inc. (a)	6,702	910,400
Pool Corp.	2,873	1,105,358
Thor Industries, Inc.	13,179	1,522,043
		10,962,972
Life Insurance — 0.9%
Corebridge Financial, Inc.	23,202	434,109
Principal Financial Group, Inc.	20,529	1,639,651
Prudential Financial, Inc.	22,430	2,164,271
Unum Group	32,695	1,589,304
		5,827,335
Media — 1.6%
Fox Corp., Class A	43,069	1,440,658
Interpublic Group of Cos., Inc. (The) (a)	42,036	1,438,892
Liberty Media Corp.-Liberty SiriusXM, Class C *	35,206	1,120,607
News Corp., Class A	75,118	1,488,839
Nexstar Media Group, Inc.	7,508	1,401,894
Omnicom Group, Inc.	18,641	1,577,401
Paramount Global, Class B (a)	72,443	1,161,261
Sirius XM Holdings, Inc. (a)	178,959	912,691
		10,542,243
Medical Equipment & Services — 1.6%
Becton Dickinson & Co.	2,070	576,744
Laboratory Corp. of America Holdings	4,911	1,050,610
Medtronic plc	48,749	4,278,212
Quest Diagnostics, Inc.	11,928	1,612,785
QuidelOrtho Corp. *	8,816	770,166

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Revvity, Inc.	7,939	976,100
Zimmer Biomet Holdings, Inc.	8,902	1,229,811
		10,494,428
Mortgage Real Estate Investment Trusts — 0.8%
AGNC Investment Corp. (a)	97,020	988,634
Annaly Capital Management, Inc.	73,889	1,484,430
Rithm Capital Corp.	143,310	1,444,565
Starwood Property Trust, Inc. (a)	69,550	1,442,467
		5,360,096
Non-life Insurance — 1.5%
American International Group, Inc.	41,640	2,510,059
Assured Guaranty Ltd.	21,841	1,305,655
Axis Capital Holdings Ltd.	13,299	733,041
Fidelity National Financial, Inc.	40,586	1,589,754
First American Financial Corp.	24,800	1,571,824
Old Republic International Corp.	56,457	1,556,519
Reinsurance Group of America, Inc.	7,309	1,025,818
		10,292,670
Non-Renewable Energy — 4.4%
Antero Midstream Corp.	30,575	365,066
Antero Resources Corp. *	54,281	1,452,017
Chesapeake Energy Corp.	18,060	1,523,180
Chevron Corp.	28,781	4,710,298
Coterra Energy, Inc.	69,788	1,921,962
Diamondback Energy, Inc.	10,802	1,591,351
HF Sinclair Corp.	25,752	1,341,422
Kinder Morgan, Inc.	118,552	2,099,556
Marathon Oil Corp.	64,724	1,700,300
Marathon Petroleum Corp. (a)	22,211	2,954,507
Ovintiv, Inc.	31,448	1,449,438
PDC Energy, Inc.	14,388	1,091,905
Phillips 66	24,926	2,780,495
Pioneer Natural Resources Co.	12,585	2,840,057
Valero Energy Corp.	12,106	1,560,584
		29,382,138
Personal Care, Drug & Grocery Stores — 1.3%
Albertsons Cos., Inc., Class A	66,109	1,436,549
CVS Health Corp.	53,388	3,987,550
Kroger Co. (The)	36,613	1,780,856
Walgreens Boots Alliance, Inc.	52,190	1,564,134
		8,769,089
Personal Goods — 1.1%
Carter's, Inc. (a)	17,092	1,282,071
Columbia Sportswear Co.	8,933	702,223
PVH Corp.	16,908	1,515,633

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Ralph Lauren Corp.	11,055	1,451,853
Tapestry, Inc.	34,316	1,480,736
VF Corp.	30,730	608,761
		7,041,277
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.5%
Amgen, Inc.	16,937	3,965,799
Biogen, Inc. *	4,634	1,252,060
Bristol-Myers Squibb Co.	70,561	4,388,189
Fortrea Holdings, Inc. * (a)	4,911	156,956
Gilead Sciences, Inc.	46,092	3,509,445
Johnson & Johnson	63,000	10,554,390
Merck & Co., Inc.	82,993	8,851,203
Perrigo Co. plc	8,105	296,967
Pfizer, Inc.	182,805	6,591,948
Syneos Health, Inc. *	21,359	905,835
United Therapeutics Corp. *	5,375	1,304,620
Viatris, Inc.	142,361	1,499,061
		43,276,473
Real Estate Investment & Services — 0.1%
Jones Lang LaSalle, Inc. *	5,316	885,380
Real Estate Investment Trusts — 2.7%
Brixmor Property Group, Inc.	1,911	43,456
Cousins Properties, Inc.	32,588	796,125
EPR Properties	28,798	1,285,543
Equity Residential	16,592	1,094,076
Gaming and Leisure Properties, Inc.	16,902	802,169
Highwoods Properties, Inc.	41,987	1,061,012
Kilroy Realty Corp.	24,741	883,254
Kimco Realty Corp.	74,004	1,499,321
Medical Properties Trust, Inc. (a)	127,408	1,285,547
NNN REIT, Inc.	19,854	847,369
Omega Healthcare Investors, Inc. (a)	46,326	1,477,799
Park Hotels & Resorts, Inc.	50,128	683,245
Regency Centers Corp.	13,851	907,656
Simon Property Group, Inc.	14,964	1,864,514
VICI Properties, Inc.	23,176	729,580
Vornado Realty Trust	45,710	1,027,561
Welltower, Inc.	7,800	640,770
Weyerhaeuser Co.	14,056	478,747
WP Carey, Inc.	11,963	807,861
		18,215,605
Retailers — 3.6%
Advance Auto Parts, Inc.	12,878	957,994
AutoNation, Inc. *	9,465	1,523,676
Bath & Body Works, Inc.	20,533	760,953
Best Buy Co., Inc.	20,986	1,742,887

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Capri Holdings Ltd. *	19,844	732,442
CarMax, Inc. * (a)	12,596	1,040,556
Dick's Sporting Goods, Inc.	10,769	1,518,429
Gap, Inc. (The) (a)	80,592	830,098
Home Depot, Inc. (The)	17,060	5,695,310
Kohl's Corp. (a)	41,468	1,179,765
Lithia Motors, Inc., Class A	5,047	1,567,245
Macy's, Inc.	57,034	946,194
Murphy USA, Inc.	2,733	839,113
Nordstrom, Inc. (a)	53,573	1,238,072
Penske Automotive Group, Inc. (a)	8,840	1,426,953
Victoria's Secret & Co. * (a)	36,215	742,045
Williams-Sonoma, Inc.	11,431	1,584,794
		24,326,526
Software & Computer Services — 15.6%
Adobe, Inc. *	5,284	2,885,962
Akamai Technologies, Inc. *	12,964	1,225,098
Alphabet, Inc., Class A *	101,428	13,461,524
Amdocs Ltd.	16,463	1,541,595
ANSYS, Inc. *	4,164	1,424,504
AppLovin Corp., Class A *	33,189	1,042,135
Black Knight, Inc. *	15,901	1,118,158
CACI International, Inc., Class A *	4,553	1,595,553
Clarivate plc * (a)	78,737	748,789
Cognizant Technology Solutions Corp., Class A	34,258	2,262,056
Concentrix Corp.	11,257	937,033
Dolby Laboratories, Inc., Class A	16,694	1,479,255
Dropbox, Inc., Class A *	32,533	876,764
Dun & Bradstreet Holdings, Inc.	78,903	932,633
DXC Technology Co. *	50,101	1,385,293
EPAM Systems, Inc. *	4,351	1,030,360
F5, Inc. *	6,340	1,003,242
Gen Digital, Inc.	52,402	1,019,219
GoDaddy, Inc., Class A *	12,561	968,328
Hewlett Packard Enterprise Co.	114,343	1,987,281
International Business Machines Corp.	34,920	5,034,766
Intuit, Inc.	9,244	4,730,155
KBR, Inc.	15,114	929,360
Leidos Holdings, Inc.	16,563	1,549,137
Meta Platforms, Inc., Class A *	46,808	14,913,029
Microsoft Corp.	37,941	12,745,141
NCR Corp. *	27,788	746,941
Oracle Corp.	54,352	6,371,685
PTC, Inc. *	9,237	1,346,847
Roper Technologies, Inc.	4,805	2,369,105
Salesforce, Inc. *	29,150	6,559,042
Science Applications International Corp.	12,531	1,520,512

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
SS&C Technologies Holdings, Inc.	28,090	1,636,243
Teradata Corp. *	25,998	1,477,986
VMware, Inc., Class A *	10,106	1,593,009
Zoom Video Communications, Inc., Class A *	15,560	1,141,326
ZoomInfo Technologies, Inc. *	31,669	809,776
		104,398,842
Technology Hardware & Equipment — 15.4%
Amphenol Corp., Class A	25,069	2,213,843
Analog Devices, Inc.	21,035	4,197,114
Apple, Inc.	68,619	13,480,203
Applied Materials, Inc.	33,052	5,010,353
Arrow Electronics, Inc. *	10,818	1,541,998
Avnet, Inc.	28,921	1,402,669
Broadcom, Inc.	13,071	11,746,254
CDW Corp.	10,664	1,994,914
Cirrus Logic, Inc. *	11,760	950,208
Coherent Corp. *	18,970	898,419
Corning, Inc.	56,251	1,909,159
Entegris, Inc.	14,900	1,634,679
GLOBALFOUNDRIES, Inc. * (a)	12,446	792,686
HP, Inc.	65,841	2,161,560
Intel Corp.	157,804	5,644,649
IPG Photonics Corp. *	7,529	989,687
Jabil, Inc.	16,732	1,851,730
KLA Corp.	6,562	3,372,540
Lam Research Corp.	5,843	4,198,137
Marvell Technology, Inc.	42,635	2,776,818
Microchip Technology, Inc.	30,442	2,859,721
Micron Technology, Inc.	49,701	3,548,154
Monolithic Power Systems, Inc.	2,419	1,353,406
National Instruments Corp.	20,992	1,238,528
NetApp, Inc.	23,743	1,852,191
ON Semiconductor Corp. *	26,050	2,806,887
Pure Storage, Inc., Class A *	24,735	914,948
Qorvo, Inc. *	11,547	1,270,401
QUALCOMM, Inc.	42,024	5,554,312
Skyworks Solutions, Inc.	16,215	1,854,510
TD SYNNEX Corp.	13,725	1,354,795
Teradyne, Inc.	15,273	1,724,933
Texas Instruments, Inc.	32,976	5,935,680
Universal Display Corp.	6,927	1,010,511
Vertiv Holdings Co.	37,536	976,311
		103,022,908
Telecommunications Equipment — 0.9%
Cisco Systems, Inc.	116,907	6,083,840
Telecommunications Service Providers — 1.2%
AT&T, Inc.	242,231	3,517,194

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Comcast Corp., Class A	87,220	3,947,577
DISH Network Corp., Class A * (a)	45,688	362,306
Verizon Communications, Inc.	11,745	400,270
		8,227,347
Tobacco — 1.0%
Altria Group, Inc.	68,304	3,102,368
Philip Morris International, Inc.	34,710	3,461,281
		6,563,649
Travel & Leisure — 1.9%
Boyd Gaming Corp.	20,134	1,375,555
Darden Restaurants, Inc.	11,047	1,866,059
Marriott Vacations Worldwide Corp.	9,190	1,181,007
MGM Resorts International	36,662	1,861,330
Penn Entertainment, Inc. * (a)	34,253	900,511
Travel + Leisure Co.	29,422	1,198,358
United Airlines Holdings, Inc. *	20,706	1,124,543
Vail Resorts, Inc.	3,607	849,412
Wendy's Co. (The) (a)	60,256	1,294,902
Wyndham Hotels & Resorts, Inc.	11,379	886,652
		12,538,329
Total Common Stocks (Cost $650,888,348)		667,064,048
Short-Term Investments — 2.9%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)(Cost $525,428)	525,428	525,428
Investment of Cash Collateral from Securities Loaned — 2.8%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.52% (b) (c)	16,287,376	16,290,634
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	2,732,576	2,732,576
Total Investment of Cash Collateral from Securities Loaned (Cost $19,022,981)		19,023,210
Total Short-Term Investments (Cost $19,548,409)		19,548,638
Total Investments — 102.8% (Cost $670,436,757)		686,612,686
Liabilities in Excess of Other Assets — (2.8)%		(18,418,007)
NET ASSETS — 100.0%		668,194,679

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $18,606,111.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	3	09/15/2023	USD	692,400	28,181

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$686,612,686	$—	$—	$686,612,686
Appreciation in Other Financial Instruments
Futures Contracts (a)	$28,181	$—	$—	$28,181

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$297,072	$166,994,901	$150,995,401	$(5,959)	$21	$16,290,634	16,287,376	$414,357	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	623,020	94,795,194	92,685,638	—	—	2,732,576	2,732,576	90,854	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	377,263	24,074,050	23,925,885	—	—	525,428	525,428	35,649	—
Total	$1,297,355	$285,864,145	$267,606,924	$(5,959)	$21	$19,548,638		$540,860	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.